Material accounting policies	12 Months Ended
Dec. 31, 2024
Disclosure Of Material Accounting Policies [Abstract]
Material accounting policies [Text Block]

3 Material accounting policies

Principles of consolidation

Subsidiaries

These consolidated financial statements include the accounts of Greenbriar and its subsidiaries. All intercompany balances, transactions, income and expenses, and profits or losses have been eliminated on consolidation. The Company consolidates where there is ability to exercise control. Control of an investee is defined to exist when the Company is exposed to variable returns from its involvement with  the investee and has the ability to affect those returns through the Company's power over the investee. Specifically, the Company controls an investee if and only if, it has all of the following: power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee); exposure, or rights, to variable returns from its involvement with the investee; and the ability to use its power over the investee to affect its returns.

Joint Arrangements

A joint arrangement is defined as one over which two or more parties have joint control, which is the contractually agreed sharing of control over an arrangement. This exists only when the decisions about the relevant activities (being those that significantly affect the returns of the arrangement) require unanimous consent of the parties sharing control. There are two types of joint arrangement, joint operations ("JO") and joint ventures ("JV").

A JO is a joint arrangement whereby the parties that have joint control of the arrangement have rights to assets and obligations for the liabilities, relating to the arrangement. The Company has no JO's.

A JV is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Investments in JV's are accounted for using the equity method. On acquisition, an equity method investment is initially recognized at cost. The carrying amount of equity method investments includes goodwill identified on acquisition, net of any accumulated impairment losses. The carrying amount of the investment is adjusted by the Company's share of post-acquisition net income or loss, depreciation, amortization or impairment of the fair value adjustments made at the date of acquisition, dividends, cash contributions and the Company's share of post acquisition movements in Other Comprehensive Income ("OCI").

Associates

An associate is an entity over which the investor has significant influence but not control and that is neither a subsidiary nor an interest in a joint arrangement. Significant influence is presumed to exist where the Company has between 20% and 50% of the voting rights, but can also arise where the Company has less than 20%, if it has the power to be actively involved and influential in policy decisions affecting the entity. The Company does not have any investments in associates.

Outlined below is information related to the Company's subsidiaries at December 31, 2024:

	Place of business	Entity type	Economic interest	Method
Greenbriar Capital Holdco Inc.	USA	Subsidiary	100%	Consolidation
Greenbriar Capital (U.S.) LLC	USA	Subsidiary	100%	Consolidation
AG Solar One, LLC	USA	Subsidiary	100%	Consolidation
2587344 Ontario Inc.	Canada	Subsidiary	100%	Consolidation
Greenbriar Alberta Holdco Inc.	Canada	Subsidiary	100%	Consolidation
PBJL Energy Corporation	Puerto Rico	Subsidiary	100%	Consolidation

Foreign currency translation

The Company's functional and local currency is the Canadian dollar and its subsidiaries located in the USA and Puerto Rico have a functional currency of the United States dollar and its subsidiaries in Canada have a functional currency of the Canadian dollar.

Transactions and balances

Foreign currency transactions are translated into the relevant functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss.

Translation of subsidiary results into the presentation currency

The operating results and statements of financial position of the Company's subsidiaries are translated into the presentation currency as follows:

•	Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of the statement of financial position;

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Income and expenses for each statement of loss and comprehensive loss are translated at average exchange rates, unless the average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates; in which case income and expenses are translated at the rate on the dates of the transaction; and

•	All resulting exchange differences are recognized directly in OCI and accumulated in the foreign currency translation reserve.

On consolidation, exchange differences arising from the transaction of the net investment in foreign entities are recognized in a separate component of equity, foreign currency translation reserve. When a foreign operation is sold, such exchange differences are reclassified to profit or loss on disposal.

Cash

Cash includes cash on deposit.

Intangible assets

Intangible assets can be acquired by separate purchase, as part of a business combination, by government grant, by exchange of assets and by self-creation.

Intangible assets are classified as those with finite useful lives and those with indefinite useful lives. The carrying amount of an intangible asset with a finite useful life is reduced by depreciation and impairments. Depreciation of intangible assets begins to be calculated when the asset is available for use. The adequacy of the depreciation period and the depreciation method are reviewed at least at each financial year-end. Any adjustments necessary are accounted for as a change in an accounting estimate.

Intangible assets with an indefinite useful life, or those not yet available for use, are tested for impairment at least on the statement of financial position date. These assets are not subject to amortization. The useful life is reassessed to determine whether the assets need not be treated as having finite useful life, and the effect is accounted for as a change in an accounting estimate.

Power project acquisition and development cots

The Company is in the preliminary stage of development with respect to its activities and accordingly follows the practice of capitalizing all costs related to the acquisition, environmental assessment, feasibility studies, security of property rights, financing, and initial construction as part of the intangible asset. The costs will be amortized over the terms of the Power Purchasing Agreement (the "PPA") once the project commences commercial operations. The recoverability of the capitalized costs is dependent on the Company's ability to complete construction of the projects, meet its obligations under various agreements, and complete future operations and dispositions.

Financial instruments - recognition and measurements

(i) Non-derivative financial assets

On initial recognition, financial assets are recognized at fair value and are subsequently classified and measured at: (i) amortized cost; (ii) fair value through other comprehensive income ("FVOCI"); or (iii) fair value through profit or loss ("FVTPL"). The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. A financial asset is measured at fair value net of transaction costs that are directly attributable to its acquisition except for financial assets at FVTPL where transaction costs are expensed. All financial assets not classified and measured at amortized cost or FVOCI are classified as FVTPL. On initial recognition of an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment's fair value in other comprehensive income/loss.

The classification determines the method by which the financial assets are carried on the statement of financial position subsequent to inception and how changes in value are recorded. Loan and other receivables are measured at amortized cost with subsequent impairments recognized in profit or loss. Cash and marketable securities are classified as FVTPL.

Impairment

An 'expected credit loss' impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to its estimated present value of the future cash flows associated with the asset, discounted at the financial asset's original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.

In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

(ii) Non-derivative financial liabilities

Financial liabilities, other than derivatives, are initially recognized at fair value less directly attributable transaction costs. Subsequently, financial liabilities are measured at amortized cost using the effective interest method. The effective interest method is a method of calculating the amortized cost of a financial liability and allocating the interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period. The Company's accounts payable and accrued liabilities, joint venture settlement obligation, convertible debenture and loans payable and promissory note are measured at amortized cost.

Financial liabilities classified as FVTPL include financial liabilities held for trading and financial liabilities designated upon recognition as FVTPL. Fair value changes on these liabilities are recognized in profit or loss. The Company's option liability and convertible debenture derivative are measured at fair value.

(iii) Derivative financial instruments

Derivative financial instruments are initially recognized at fair value and subsequently measured at fair value with changes in fair value recognized in profit or loss. Transaction costs are recognized in profit or loss as incurred.

Investment property held for development - Sage Ranch

An investment property is an immovable property held by the Company to earn rentals or for capital appreciation, or both, rather than for use in the production or supply of goods and services or for administrative purposes, or for sale in the ordinary course of business. Investment properties include income properties, properties under development and land held for future development.

Properties under development are measured at cost. Capitalized costs for land under development and sale includes property taxes, land appraisals, engineering and architect fees, development fees and other general and administrative expenses costs relating to the development of the property. The Company begins capitalizing costs once the property title is obtained until the property is developed to a point of lease or sale. Such capitalized costs also include borrowing costs that are directly attributable to the property concerned. The Company begins capitalizing borrowing costs when it incurs expenditures for the properties in question and when it undertakes activities that are necessary to prepare these properties for their intended use.

An investment property is derecognized upon disposal or when the investment property is permanently withdrawn from use and no future economic benefits are expected from the  disposal. Prior to its disposal, the carrying value of the investment property is adjusted to reflect its fair value. This adjustment shall be recorded as a fair value gain or loss. Any remaining gain or loss arising on derecognition of the property (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in profit or loss in the period in which the property is derecognized.

Impairment of long-lived assets

The Company assesses at each reporting date whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required - when intangible assets are not yet available for use, the Company estimates the asset's recoverable amount.

The recoverable amount is the higher of an asset's or cash-generating unit's fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is recognized when the carrying amount of an asset, or its cash-generating unit, exceeds its recoverable amount. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets of groups of assets. Impairment losses are recognized in profit or loss.

Taxation

Income tax expense represents the sum of tax currently payable and deferred tax.

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities.  The tax rates and tax laws used to compute the amount are those that are substantively enacted at the end of each reporting period.

Deferred income tax

Deferred income tax is provided using the liability method on temporary differences, at the end of each reporting period, between the tax basis of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred income tax assets and liabilities are recognized for all taxable temporary differences, except:

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where the deferred income tax assets or liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

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in respect of taxable or deductible temporary differences associated with investments in subsidiaries, associates and joint ventures, where the timing of the reversal of the temporary differences can be controlled by the parent, investor or venture and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the deferred income tax asset to be utilized.  Unrecognized deferred income tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Current and deferred income tax relating to items recognized in OCI or directly in equity is recognized in OCI or in the consolidated statements of changes in equity and not in profit or loss.

Deferred income tax assets and deferred income tax liabilities are offset if, and only if, a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend to either settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

Share-based payments

The Company accounts for share-based payment expense using the Black-Scholes option pricing model. Accordingly, the fair value of the options at the date of grant is accrued with a corresponding credit to share-based payment reserves, and charged to earnings over the vesting period. If and when the stock options are exercised, the applicable amounts of equity compensation reserve are transferred to share capital. In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at the fair value of the stock-based compensation. Otherwise, stock-based compensation is measured at the fair value of the goods or services received.

Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects.

The Company has adopted a relative fair value method with respect to the measurement of shares and warrants issued as units. Under the relative fair value method, the Company first determines the fair values of the shares and warrants included in the units, then allocates the unit price based on the relative fair value of the instruments included in the unit. The Company considers the fair value of common shares issued in these types of transactions to be determined by the closing quoted bid price on the issuance date. The fair value of the warrants included is determined using the Black-Scholes option pricing model. Any fair value attributed to the warrants is recorded to reserves.

Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) that has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the obligation.  The increase in the provision due to passage of time is recognized as interest expense.

Loss per share

Loss per share is calculated based on the weighted average number of shares outstanding during the period.  The Company follows the treasury stock method for the calculation of diluted loss per share.  Under this method, dilution is calculated based upon the net number of common shares issued should "in-the-money" options and warrants be exercised and the proceeds be used to repurchase common shares at the average market price in the year.  Dilution from convertible securities is calculated based on the number of shares to be issued after taking into account the reduction of the related after-tax interest expense.

Basic loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the reporting period.  Diluted earnings per share is computed similar to basic loss per share except that the weighted average shares outstanding are increased to include additional shares from the assumed exercise of share options and warrants, if dilutive.

Segmented reporting

In identifying its operating segments, management generally follows the Company's activities. An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Company's other components. The operating results of the segments are reviewed regularly by the Company's Chief Executive Officer (who is considered the chief operating decision maker) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.

Convertible debentures

The Company has issued convertible debentures which, on conversion, must be satisfied entirely in common shares of the Company.

The Company reviews the terms of its convertible debentures to determine whether there are embedded derivatives, including the embedded conversion option that is required to be separated and accounted for as individual derivative financial instrument or equity component.

The debenture host contracts are subsequently recorded at amortized cost at each reporting date, using the effective interest method. The embedded derivatives are subsequently recorded at fair value at each reporting date, with changes in fair value recognized in profit (loss).

The Company presents its embedded derivative liability and related debenture host contracts as separate instruments on the statement of financial position.

New accounting pronouncements

IAS 1 Presentation of Financial Statements

As at January 1, 2023, the Company early adopted amendments made to IAS 1, Classification of Liabilities as Current or Non-Current, which provides a more rigorous approach to the classification of liabilities as current or non-current based on the contractual arrangements in place at the reporting date. The amendment introduces a definition of 'settlement' to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The adoption of this amendment resulted in certain convertible debentures, and related convertible debenture derivatives, being classified as current liabilities because the company does not have the contractual right to defer settlement for at least twelve months from the reporting date.

New accounting pronouncements not yet effective

Standards and interpretations issued but not yet effective up to the date of issuance of the financial statements are listed below. This listing of standards and interpretations issued are those that the Company reasonably expects to have an impact on disclosures, financial position or performance when applied at a future date.

IFRS 18 is effective for reporting periods beginning on or after January 1, 2027. It introduces several new requirements that are expected to impact the presentation and disclosure of most, if not all, entities. These include: The requirement to classify all income and expense into specified categories and provide specified totals and subtotals in the statement of profit or loss; enhanced guidance on the aggregation, location and labeling of items across the primary financial statements and the notes; and mandatory disclosures about management-defined performance measures (a subset of alternative performance measures).  Management is currently assessing the implications of applying the new standard on the group's consolidated financial statements.